Other liabilities - Summary of other liabilities explanatory (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other current financial liabilities
Deferred and contingent consideration	€ 14,539	€ 11,829
Other liabilities	2,992	6,319
Other current non financial liabilities
Payroll liabilities	31,742	24,550
Taxes and fees	5,094	8,171
Provisions	5,323	3,031
Management restructuring	1,956
Deposit liability	3,532	5,964
Due to related parties	90	128
Total other liabilities - current	65,268	59,992
Other noncurrent financial liabilities
Deferred and contingent consideration	9,220	4,321
Other non current nonfinancial liabilities
Employee benefit liabilities	197	2,091
Other	1,278	669
Total other non-current liabilities	€ 10,695	€ 7,081